Leases - Right-of-use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on initial application of IFRS 16	£ 51,134
Additions	20,827
Disposals	(220)
Derecognition as a result of subleases	(1,336)
Modifications	335
Depreciation of right-of-use assets	(9,072)	£ 0	£ 0
Effect of foreign exchange revaluation and translations	378
Right-of-use assets end of period	51,134
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on initial application of IFRS 16				£ 40,222
IFRS 16 | Accruals
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	40,222
Adjustment on initial application of IFRS 16	40,222	40,222
Right-of-use assets end of period		40,222
Increase (decrease) due to changes in accounting policy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	0
Adjustment on initial application of IFRS 16	£ 0	0
Right-of-use assets end of period		£ 0